Document and Entity Information	6 Months Ended
Sep. 30, 2018
Document and Entity Information:
Entity Registrant Name	Investview, Inc.
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Trading Symbol	INVU
Amendment Flag	false
Entity Central Index Key	0000862651
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes